Stockholders' Deficit (Details) - USD ($)					1 Months Ended	12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 26, 2020	Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023	Oct. 24, 2024	Dec. 22, 2023	Jun. 30, 2020
Class of Stock [Line Items]
Common stock par value (in Dollars per share)	[1]		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock shares authorized	[1]		15,000,000			15,000,000		15,000,000
Preferred stock par value (in Dollars per share)	[1]		$ 0.0001			$ 0.0001		$ 0.0001
Preferred stock shares issued	[1]		0			0		0
Preferred stock shares outstanding	[1]		0			0		0
Common stock shares authorized	[1]		40,000,000			150,000,000		40,000,000
Common stock shares issued	[1]		1,259,333			2,098,999		1,259,333
Common stock shares outstanding	[1]		1,259,333			2,098,999		1,259,333
Common stock voting rights						one
Issuance of common stock shares		47,533
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)		$ 1,802,215				$ 1,802,215	[2]
Settlement of loans payable (in Dollars)		5,629			$ 5,629
Fair value of issuance date (in Dollars)		213,386				213,386
Shares of common stock			8,767
Fair value of common stock (in Dollars)	[2]					$ 1,880,187
Price per warrants (in Dollars per share)						$ 1.5
Related Party [Member]
Class of Stock [Line Items]
Settlement of loans payable (in Dollars)		342,847			$ 342,847
Public Warrants [Member]
Class of Stock [Line Items]
Common stock share right to purchase				1
Price per warrants (in Dollars per share)				$ 0.01
Public warrant prior written notice of redemption days				30 days
Sale price (in Dollars per share)				$ 16.5
Number of issuance of a redemption notice the warrant holders period days				30 days
Warrants outstanding shares						805,000				837,625
Private Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding shares										837,625	32,625
Minimum [Member]
Class of Stock [Line Items]
Common stock shares authorized									40,000,000
Minimum [Member] | Stock Purchase Warrants [Member]
Class of Stock [Line Items]
Price per warrants (in Dollars per share)						$ 0.25
Maximum [Member]
Class of Stock [Line Items]
Common stock shares authorized									150,000,000
Maximum [Member] | Stock Purchase Warrants [Member]
Class of Stock [Line Items]
Price per warrants (in Dollars per share)						$ 0.3125
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock shares	[2]					47,533
Issuance of common stock in exchange for a receivable from brilliant (in Dollars)	[2]					$ 5
Shares of common stock					94,710	361,532	[2]
Debt carrying value (in Dollars)					$ 2,727,061
Fair value of common stock (in Dollars)	[2]					$ 35
Capital reduction debt (in Dollars)		3,900,254			3,900,254
Common Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Settlement of loans payable (in Dollars)		$ 613,410			$ 613,410
Shares of common stock					8,767
Debt carrying value (in Dollars)					$ 270,563
Fair value of common stock (in Dollars)					$ 6,627,315
Common Stock [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Price per warrants (in Dollars per share)				$ 11.5

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.